Exhibit 99.26

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

J.P. Morgan Acceptance Corporation II
383 Madison Avenue, 31st Floor
New York, New York 10179

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by J.P. Morgan Acceptance Corporation II (the “Company”) and J.P. Morgan Securities LLC (together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of mortgage loans in connection with the proposed offering of J.P. Morgan Mortgage Trust 2018-1, Mortgage Pass-Through Certificates, Series 2018-1.

The information set forth on the Non-Conforming Statistical Loan File and Conforming Statistical Loan File (each as defined below) is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

Representatives of the Company provided us on (i) December 13, 2017 with a mortgage loan listing with respect to 427 non-conforming mortgage loans (the “Non-Conforming Loan Listing”) and (ii) December 20, 2017 with an additional mortgage loan listing with respect to 282 conforming mortgage loans (the “Conforming Loan Listing”). At your instruction, we randomly selected (i) 90 mortgage loans from the Non-Conforming Loan Listing (the “Non-Conforming Selected Loans”) and (ii) 60 mortgage loans from the Conforming Mortgage Loan Listing (the “Conforming Selected Loans”).

Additionally, representatives of the Company provided us on (i) December 18, 2017 with a computer generated mortgage loan data file and related record layout (the “Non-Conforming Statistical Loan File”) containing data with respect to 868 non-conforming mortgage loans, which included 89 of the 90 Non-Conforming Selected Loans and (ii) January 2, 2018 with a computer generated mortgage loan data file and related record layout (the “Conforming Statistical Loan File”) containing data with respect to 751 conforming mortgage loans, which included 59 of the 60 Conforming Selected Loans.

The 89 Non-Conforming Selected Loans included in the Non-Conforming Statistical Loan File and the 59 Conforming Selected Loans included in the Conforming Statistical Loan File are hereinafter referred to as the “Non-Conforming Sample Loans” and “Conforming Sample Loans,” respectively.

Member of
Deloitte Touche Tohmatsu Limited

File Review Procedures of the Non-Conforming Sample Loans:

At your instruction, we performed certain comparisons and recomputations relating to the non-conforming mortgage loan characteristics (the “Non-Conforming Characteristics”) indicated below for each of the Non-Conforming Sample Loans.

Non-Conforming Characteristics
1.	Loan number (for control purposes only)	20.	Appraised value
2.	Origination date	21.	Loan purpose
3.	Loan type (fixed or adjustable)	22.	Sales price (if applicable)
4.	Balloon indicator (yes/no)	23.	Borrower Score 1
5.	Negative amortization indicator (yes/no)	24.	Borrower Score 2 (if applicable)
6.	Original principal balance	25.	Borrower Score 3 (if applicable)
7.	Interest rate	26.	Co-Borrower Score 1 (if applicable)
8.	Monthly P&I payment*	27.	Co-Borrower Score 2 (if applicable)
9.	First payment date	28.	Co-Borrower Score 3 (if applicable)
10.	Original term to maturity	29.	Current qualifying credit score
11.	Property city	30.	Lien position
12.	Property state	31.	Junior lien balance (if applicable)
13.	Property zip code	32.	Primary mortgage insurance company (if applicable)
14.	Prepayment penalty term (if applicable)	33.	Primary mortgage insurance level (if applicable)
15.	Interest only term (if applicable)	34.	Original loan-to-value ratio
16.	Occupancy status	35.	Combined loan-to-value ratio
17.	Self-employment flag	36.	Pledged collateral amount (if applicable)
18.	Property type	37.	Modification indicator (yes or no)
19.	Appraisal report date	38.	Modification date**

* For non-interest only loans only
** For modified loans only

We compared Non-Conforming Characteristic 2. to the corresponding information set forth on or derived from the respective Fixed Rate Note (the “Note”); Non-Conforming Characteristics 3. through 13. to the Note or the “Modification Agreement” (if applicable); Non-Conforming Characteristic 14. to the Note or Prepayment Penalty Rider (collectively, the “Prepayment Penalty Rider”); Non-Conforming Characteristic 15. to the Note or Interest Only Addendum (collectively, the “Interest Only Addendum”); Non-Conforming Characteristics 16. and 17. to the Residential Loan Application or Uniform Underwriting and Transmittal Summary (collectively, the “Application”); Non-Conforming Characteristics 18. through 20. to the Uniform Residential Appraisal Report (the “Appraisal Report”); Non-Conforming Characteristic 21. (for those Non-Conforming Sample Loans for which the “loan purpose” field appearing on the Non-Conforming Statistical Loan File indicated a “first time home purchase,” “other-than-first-time home purchase” or “construction to permanent”) to the Application and Settlement Statement or Closing Disclosure (collectively, the “Settlement Statement”); Non-Conforming Characteristic 22. (for those Non-Conforming Sample Loans for which the “loan purpose” field appearing on the Non-Conforming Statistical Loan File indicated a “first time home purchase” or “other-than-first-time home purchase” to the Settlement Statement; Non-Conforming Characteristics 23. through 28. to the “Credit Report”; Non-Conforming Characteristic 29. to a query (the “Non-Conforming Current Qualifying Credit Score Query”), provided to us on December 19, 2017 by representatives of the Company; Non-Conforming Characteristics 30. and 31. to the Junior Lien Note, Settlement Statement, Uniform Underwriting and Transmittal Summary, Subordination Agreement, Title Report or Loan Approval Summary (collectively, the “Lien Summary”); Non-Conforming Characteristics 32. and 33. to the Uniform Underwriting and Transmittal Summary or Primary Mortgage Insurance Certificate (collectively, the “PMI Certificate”); Non-Conforming Characteristic 36. to the “Pledged Collateral Agreement”; and Non-Conforming Characteristics 37. and 38. to the corresponding information set forth on or derived from the Modification Agreement.

Further, with respect to Non-Conforming Characteristic 21., for those Non-Conforming Sample Loans for which the “loan purpose” field appearing on the Non-Conforming Statistical Loan File indicated a “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation,” “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate,” “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out,” we (i) observed that there is no “sales price” indicated on the Settlement Statement and (ii) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, for Non-Conforming Sample Loans not originated by United Shore Financial Services (“United Shore”) or Stonegate Mortgage Corporation (“Stonegate”) (as set forth on the Non-Conforming Statistical Loan File), we assumed that the loan purpose is (a) a “cash-out refinance” if the Amount to the Borrower was greater than or equal to the greater of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “rate and term refinance” to the extent that it was not. For Non-Conforming Sample Loans originated by United Shore or Stonegate (as set forth on the Non-Conforming Statistical Loan File), we assumed that the loan purpose is (a) a “cash-out refinance” if the Amount to the Borrower was greater than or equal to the lesser of (i) $5,000 or (ii) 1% of the original principal balance (as set forth on the Note) and (b) a “rate and term refinance” to the extent that it was not.

With respect to Non-Conforming Characteristic 34., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a “first time home purchase” or “other-than-first-time home purchase” (as determined from the Application), the lesser of (i) the appraised value (as set forth on or derived from the Appraisal Report) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent” (as determined above or from the Application), the appraised value (as set forth on or derived from the Appraisal Report).

With respect to Non-Conforming Characteristic 35., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the senior or junior lien balance, if any, (as set forth on the Lien Summary) by either (b) in the case of a “first time home purchase” or “other-than-first-time home purchase” (as determined from the Application), the lesser of (x) the appraised value (as set forth on or derived from the Appraisal Report) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent” (as determined above or from the Application), the appraised value (as set forth on or derived from the Appraisal Report).

At your instruction, for purposes of such comparisons:

•	with respect to Non-Conforming Characteristic 2., differences of thirty days or less are deemed to be “in agreement;”

•	with respect to Non-Conforming Characteristic 8., differences of $0.01 or less are deemed to be “in agreement;”

•
with respect to Non-Conforming Characteristic 18., a property type indicated on the Non-Conforming Statistical Loan File as “Condo, High Rise (5+ stories)” or “Condo, Low Rise (4 or fewer stories)” and “Condominium” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

•
with respect to Non-Conforming Characteristic 18., a “planned unit development” property with HOA fees of less than $100 a month (as set forth on the Appraisal Report) is deemed to be a “single family detached (non-PUD)” property;

•
with respect to Non-Conforming Characteristics 18., 19. and 20., and for the recalculations of Non-Conforming Characteristics 34. and 35., for those Non-Conforming Sample Loans for which the Company provided us with two or more Appraisal Reports, we were instructed by the Company to use the Appraisal Report with the most recent appraisal date, except for those Non-Conforming Sample Loans where each such Appraisal Report indicated an appraisal date less than 30 days from the origination date (as set forth on the Note), we were instructed by the Company to use the Appraisal Report with the lowest appraised value;

•
with respect to Non-Conforming Characteristic 20. and for recalculations of Non-Conforming Characteristics 34. and 35., for those Non-Conforming Sample Loans not originated by Broker Solutions, Inc. (“Broker Solutions”), United Shore or Stonegate (as set forth on the Non-Conforming Statistical Loan File), for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 6 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report);

•
with respect to Non-Conforming Characteristic 21., a loan purpose indicated on the Non-Conforming Statistical Loan File as (i) “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation” or “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate” and “cash-out refinance” (as determined herein) are deemed to be “in agreement” and (ii) “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out” and “rate and term refinance” (as determined herein) are deemed to be “in agreement;”

•	with respect to our comparison of Non-Conforming Characteristic 31., differences of $100 or less are deemed to be “in agreement;”

•
with respect to Non-Conforming Characteristic 34., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Non-Conforming Statistical Loan File identified an original loan-to-value ratio less than or equal to 80% and our recomputed original loan-to-value ratio was greater than 80%. Further, for Non-Conforming Sample Loans originated by Broker Solutions, United Shore or Stonegate (as set forth on the Non-Conforming Statistical Loan File) for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 12 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the original loan-to-value ratio; and

•
with respect to Non-Conforming Characteristic 35., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Non-Conforming Statistical Loan File identified a combined loan-to-value ratio less than or equal to 100% and our recomputed combined loan-to-value ratio was greater than 100%. Further, for Non-Conforming Sample Loans originated by Broker Solutions, United Shore or Stonegate (as set forth on the Non-Conforming Statistical Loan File) for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 12 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the combined loan-to-value ratio.

File Review Procedures of the Conforming Sample Loans:

At your instruction, we performed certain comparisons and recomputations relating to the conforming mortgage loan characteristics (the “Conforming Characteristics”) indicated below for each of the Conforming Sample Loans.

Conforming Characteristics
1.	Loan number (for control purposes only)	16.	Property type
2.	Origination date	17.	Loan purpose
3.	Loan type (fixed or adjustable)	18.	Borrower Score 1
4.	Balloon indicator (yes/no)	19.	Borrower Score 2 (if applicable)
5.	Negative amortization indicator (yes/no)	20.	Borrower Score 3 (if applicable)
6.	Original principal balance	21.	Co-Borrower Score 1 (if applicable)
7.	Interest rate	22.	Co-Borrower Score 2 (if applicable)
8.	Monthly P&I payment*	23.	Co-Borrower Score 3 (if applicable)
9.	First payment date	24.	Current qualifying credit score
10.	Original term to maturity	25.	Lien position
11.	Property state	26.	Primary mortgage insurance company (if applicable)
12.	Property zip code	27.	Primary mortgage insurance level (if applicable)
13.	Prepayment penalty term (if applicable)	28.	Original loan-to-value ratio
14.	Interest only term (if applicable)	29.	Combined loan-to-value ratio
15.	Occupancy status	30.	Modification indicator (yes or no)

 * For non-interest only loans only

We compared Conforming Characteristic 2. to the corresponding information set forth on or derived from the Note; Conforming Characteristics 3. through 12. to the Note or the Modification Agreement (if applicable); Conforming Characteristic 13. to the Prepayment Penalty Rider; Conforming Characteristic 14. to the Interest Only Addendum; Conforming Characteristic 15. to the Application; Conforming Characteristic 16. to the Appraisal Report; Conforming Characteristic 17. (for those Conforming Sample Loans for which the “loan purpose” field appearing on the Conforming Statistical Loan File indicated a “first time home purchase,” “other-than-first-time home purchase” or “construction to permanent”) to the Application and Settlement Statement; Conforming Characteristics 18. through 23. to the Credit Report; Conforming Characteristic 24. to a query (the “Conforming Current Qualifying Credit Score Query”), provided to us on December 20, 2017 by representatives of the Company; Conforming Characteristic 25. to the Lien Summary; Conforming Characteristics 26. and 27. to the PMI Certificate; and Conforming Characteristic 30. to the corresponding information set forth on or derived from the Modification Agreement.

Further, with respect to Conforming Characteristic 17., for those Conforming Sample Loans for which the “loan purpose” field appearing on the Conforming Statistical Loan File indicated a “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation,” “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate,” “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out,” we (i) observed that there is no “sales price” indicated on the Settlement Statement and (ii) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, we assumed that the loan purpose is (a) a “cash-out refinance” if the Amount to the Borrower was greater than or equal to the greater of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “rate and term refinance” to the extent that it was not.

With respect to Conforming Characteristic 28., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a “first time home purchase” or “other-than-first-time home purchase” (as determined from the Application), the lesser of (i) the appraised value (as set forth on or derived from the Appraisal Report) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent” (as determined above or from the Application), the appraised value (as set forth on or derived from the Appraisal Report).

With respect to Conforming Characteristic 29., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the senior or junior lien balance, if any, (as set forth on the Lien Summary) by either (b) in the case of a “first time home purchase” or “other-than-first-time home purchase” (as determined from the Application), the lesser of (x) the appraised value (as set forth on or derived from the Appraisal Report) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a “rate and term refinance,” “cash-out refinance” or “construction to permanent” (as determined above or from the Application), the appraised value (as set forth on or derived from the Appraisal Report).

At your instruction, for purposes of such comparisons:

•	with respect to Conforming Characteristic 2., differences of thirty days or less are deemed to be “in agreement;”

•	with respect to Conforming Characteristic 8., differences of $0.01 or less are deemed to be “in agreement;”

•
with respect to Conforming Characteristic 16., a property type indicated on the Conforming Statistical Loan File as “Condo, High Rise (5+ stories)” or “Condo, Low Rise (4 or fewer stories)” and “Condominium” (as indicated on the Appraisal Report) are deemed to be “in agreement;”

•
with respect to Conforming Characteristic 16., a “planned unit development” property with HOA fees of less than $100 a month (as set forth on the Appraisal Report) is deemed to be a “single family detached (non-PUD)” property;

•
with respect to Conforming Characteristic 16., and for the recalculations of Conforming Characteristics 28. and 29., for those Conforming Sample Loans for which the Company provided us with multiple Appraisal Reports, we were instructed by the Company to use the Appraisal Report with the most recent appraisal date, except for those Conforming Sample Loans where each such Appraisal Report indicated an appraisal date less than 30 days from the origination date (as set forth on the Note), we were instructed by the Company to use the Appraisal Report with the lowest appraised value;

•
with respect to Conforming Characteristic 17., a loan purpose indicated on the Conforming Statistical Loan File as (i) “Cash Out: Other/Multipurpose/Unknown purpose,” “Cash Out: Home Improvement/Renovation” or “Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate” and “cash-out refinance” (as determined herein) are deemed to be “in agreement” and (ii) “Rate/Term Refinance - Borrower Initiated” or “Limited Cash-Out” and “rate and term refinance” (as determined herein) are deemed to be “in agreement;”

•
with respect to Conforming Characteristic 28., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Conforming Statistical Loan File identified an original loan-to-value ratio less than or equal to 80% and our recomputed original loan-to-value ratio was greater than 80%. For those Conforming Sample Loans for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 6 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the original loan-to-value ratio; and

•
with respect to Conforming Characteristic 29., differences of 1.0% or less are deemed to be “in agreement,” except to the extent that the Conforming Statistical Loan File identified a combined loan-to-value ratio less than or equal to 100% and our recomputed combined loan-to-value ratio was greater than 100%. For those Conforming Sample Loans for which the Company provided us with an Appraisal Report with a prior purchase date (as set forth on the Appraisal Report) within 6 months of the origination date (as set forth on the Note), we were instructed to use the lesser of (a) the appraised value (as set forth on the Appraisal Report) or (b) the prior sales price (as set forth on the Appraisal Report) for purposes of our recalculation of the combined loan-to-value ratio.

The loan documents described above and any other related documents used in support of the Non-Conforming Characteristics and Conforming Characteristics (collectively, the “Characteristics”) were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform and we did not perform any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments and reflect the current prevailing terms with respect to the corresponding Non-Conforming Sample Loans and Conforming Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Non-Conforming Characteristics and Conforming Characteristics set forth on the Non-Conforming Statistical Loan File and Conforming Statistical Loan File, as applicable, were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix A and Appendix B. Supplemental information is contained on Appendix C and Appendix D.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans underlying the Non-Conforming Statistical Loan File and Conforming Statistical Loan File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned information, assumptions or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 8, 2018

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 8, 2018.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description – Non-Conforming Characteristics

1	Two differences in self-employment flag.
2	One difference in property type.
3	Three difference in appraisal report date.
4	Three differences in loan purpose.
5	Two differences in Borrower Score 1.
6	One difference in Borrower Score 2.
7	Three differences in Borrower Score 3.
8	One difference in Co-Borrower Score 2.
9	One difference in Co-Borrower Score 3.
10	Forty-three differences in current qualifying credit score.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 8, 2018.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description – Conforming Characteristics

1	Two differences in property type.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 8, 2018

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Non-Conforming Sample Loan Number	Non-Conforming Characteristic	Non-Conforming Characteristic set forth on the Non-Conforming Statistical Loan File	Non-Conforming Characteristic set forth on or derived from the Loan Documents
1	300631006	Self-employment flag	Yes	No
1	300647127	Self-employment flag	No	Yes
2	300591177	Property type	Single Family Detached (non-PUD)	PUD
3	300500561	Appraisal report date	9/24/2017	6/16/2017
3	300651527	Appraisal report date	8/22/2017	8/4/2017
3	300651531	Appraisal report date	7/26/2017	7/20/2017
4	300581411	Loan Purpose	Other-than-first-time home purchase	First time home purchase
4	300613938	Loan Purpose	First time home purchase	Other-than-first-time home purchase
4	300665224	Loan Purpose	Other-than-first-time home purchase	First time home purchase
5	300500561	Borrower Score 1	788	777
5	300631006	Borrower Score 1	743	793
6	300631006	Borrower Score 2	750	764
7	300500561	Borrower Score 3	796	793
7	300631006	Borrower Score 3	760	755
8	300613938	Co-Borrower Score 2	699	712
9	300475884	Co-Borrower Score 3	759	761
10	300500561	Current qualifying credit score	Not provided	788
10	300591214	Current qualifying credit score	Not provided	745
10	300610668	Current qualifying credit score	Not provided	804
10	300612650	Current qualifying credit score	Not provided	755
10	300613936	Current qualifying credit score	Not provided	793
10	300613938	Current qualifying credit score	Not provided	699
10	300616113	Current qualifying credit score	Not provided	785
10	300616115	Current qualifying credit score	Not provided	791
10	300616230	Current qualifying credit score	Not provided	774
10	300616332	Current qualifying credit score	Not provided	801
10	300621491	Current qualifying credit score	Not provided	788
10	300621793	Current qualifying credit score	Not provided	802
10	300624370	Current qualifying credit score	Not provided	780
10	300624427	Current qualifying credit score	Not provided	781
10	300624625	Current qualifying credit score	Not provided	797
10	300627931	Current qualifying credit score	Not provided	812
10	300629999	Current qualifying credit score	Not provided	760
10	300630998	Current qualifying credit score	Not provided	777
10	300631006	Current qualifying credit score	Not provided	750

Exception Description Number	Non-Conforming Sample Loan Number	Non-Conforming Characteristic	Non-Conforming Characteristic set forth on the Non-Conforming Statistical Loan File	Non-Conforming Characteristic set forth on or derived from the Loan Documents
10	300631508	Current qualifying credit score	Not provided	788
10	300631593	Current qualifying credit score	Not provided	769
10	300631596	Current qualifying credit score	Not provided	766
10	300633656	Current qualifying credit score	Not provided	801
10	300633727	Current qualifying credit score	Not provided	795
10	300639785	Current qualifying credit score	Not provided	774
10	300645694	Current qualifying credit score	Not provided	750
10	300646579	Current qualifying credit score	Not provided	788
10	300646624	Current qualifying credit score	Not provided	766
10	300646722	Current qualifying credit score	Not provided	801
10	300647127	Current qualifying credit score	Not provided	797
10	300647166	Current qualifying credit score	Not provided	800
10	300647198	Current qualifying credit score	Not provided	823
10	300651514	Current qualifying credit score	Not provided	762
10	300651521	Current qualifying credit score	Not provided	808
10	300651531	Current qualifying credit score	Not provided	781
10	300665170	Current qualifying credit score	Not provided	760
10	300665176	Current qualifying credit score	Not provided	754
10	300665189	Current qualifying credit score	Not provided	703
10	300665274	Current qualifying credit score	Not provided	784
10	300665295	Current qualifying credit score	Not provided	790
10	300665309	Current qualifying credit score	Not provided	810
10	300665392	Current qualifying credit score	Not provided	737
10	300665400	Current qualifying credit score	Not provided	796

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated January 8, 2018

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Conforming Sample Loan Number	Conforming Characteristic	Conforming Characteristic set forth on the Conforming Statistical Loan File	Conforming Characteristic set forth on or derived from the Loan Documents
1	300668887	Property type	4 Family	2 Family
1	300669208	Property type	1 Family Attached	Single Family Detached (non-PUD)

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.